CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 81,629	€ 83,160
Property, plant and equipment	112	144
Long term prepaid expenses	93	146
Total non-current assets	81,834	83,450
Current assets
Prepayments and other receivables	5,769	9,611
Cash	383,495	438,522
Total current assets	389,264	448,133
Total assets	471,098	531,583
Equity
Share capital	608,754	599,191
Other reserves	16,852	4,691
Translation differences	(8,879)
Accumulated loss	(194,463)	(119,361)
Total equity	422,264	484,521
Non-current liabilities
Deferred revenue	2,923	4,492
Lease liability	23	56
Derivative earnout liability	7,553	7,053
Total non-current liabilities	10,499	11,601
Current liabilities
Trade and other payables	20,854	18,503
Deferred revenue	9,690	13,008
Lease liability	64	62
Derivative warrant liabilities	7,727	3,888
Total current liabilities	38,335	35,461
Total equity and liabilities	€ 471,098	€ 531,583